ROYALTY RECEIVABLE	12 Months Ended
Jan. 31, 2020
ROYALTY RECEIVABLE
7. ROYALTY RECEIVABLE

A reconciliation of the royalty receivable balance is as follows:

	January 31, 2020	January 31, 2019

Beginning balance	$3,969,356	$3,540,753
Finance income	198,406	189,154
Change in foreign exchange rate	37,499	239,449
	$4,205,261	$3,969,356